Properties and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost:
Land	$ 4,429	$ 4,429
Buildings	13,398	13,364
Machinery and equipment	10,362	8,992
Furniture and fixtures	3,974	3,450
Leasehold and buildings improvement	3,320	3,036
Software	21,122	18,412
Total	56,605	51,683
Accumulated Depreciation	33,273	27,032
Prepayment and construction in progress	54	77
Property, Plant and Equipment, Net	23,386	24,728	25,507
Buildings
Cost:
Accumulated Depreciation	1,532	1,254
Machinery and Equipment
Cost:
Accumulated Depreciation	7,725	6,330
Furniture and Fixtures
Cost:
Accumulated Depreciation	2,947	2,694
Leasehold and buildings improvement
Cost:
Accumulated Depreciation	2,692	2,217
Software
Cost:
Accumulated Depreciation	$ 18,377	$ 14,537